Derivative Instruments - Schedule of Net Realized and Unrealized Gains and Losses on Derivative Instruments (Details) - Foreign currency forward contract - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on foreign currency transactions	$ (12,695)	$ 358	$ 0
Net unrealized gains (losses) on foreign currency transactions	$ (31,374)	$ 9,745	$ (598)